Principles of Consolidation - Schedule of Direct Equity Investments (Details)	12 Months Ended
Dec. 31, 2024
Principles Of Consolidation
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	99.57%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%